SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

     The accompanying Scioto Investment Company unaudited condensed financial statements for the six month periods ended June 30, 2001, 2000 and 1999 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These compilations should be read in conjunction with the Company's annual audited financial statements and the notes thereto included in the previously released Annual Reports to Shareholders and the Securities and Exchange Commission for the years ended December 31, 2000, 1999, and 1998.

     In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of the financial information have been included in the accompanying financial statements. A summary of the portfolio positions as of June 30, 2001; summaries of the Annual Meeting of Shareholders; and, the Penn Traffic Company (Federal ID #25-0716800) matter are attached hereto as pages 3-6. A schedule of investments as of December 31, 2000 was included in the Company's Annual Report for 2000. Net investment income per share for the six month periods ended June 30, 2001, 2000 and 1999 was $0.210, $0.233 and $0.178 respectively.

                                   Sincerely and respectfully submitted,

                                   SCIOTO INVESTMENT COMPANY

                                   /s/ Stephen Kellough

                                   Stephen Kellough, Chairman,CEO and President


           UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES

                                                                           JUNE 30
                                                            --------------------------------------
                                                               2001         2000           1999
                                                            ----------    ----------    ----------
ASSETS:
  Investments in tax exempt bonds, at quoted market
  values (amortized cost: 2001, $7,255,034;
  2000, $7,232,443; 1999, $6,538,731)                       $7,409,357    $7,110,699    $6,470,542
  Cash and cash equivalents                                    311,912       342,631     1,029,879
  Accrued interest receivable                                   42,745        54,656        47,393
  Prepaid expenses                                                 167           167           284
                                                            ----------    ----------    ----------
TOTAL ASSETS                                                 7,764,181     7,508,153     7,548,098
                                                            ----------    ----------    ----------
LIABILITIES:
  Accrued expenses                                              14,374        13,378        21,841
                                                            ----------    ----------    ----------

TOTAL LIABILITIES                                               14,374        13,378        21,841
                                                            ----------    ----------    ----------
NET ASSETS (net asset value per common share,
  based upon 447,950 common shares outstanding:
  2001, $17.30; 2000, $16.73; 1999, $16.80)                 $7,749,807    $7,494,775    $7,526,257
                                                            ==========    ==========    ==========

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

                 UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

                                                                      FOR THE SIX MONTHS ENDED JUNE 30
                                                                   --------------------------------------
                                                                      2001          2000          1999
                                                                   ----------    ----------    ----------
INVESTMENT INCOME - Nontaxable interest income,
    net of bond premium amortization and discount
    accretion of $7,360 in 2001; $10,799 in 2000;
    and $14,013 in 1999                                            $  153,576    $  150,955    $  139,774
                                                                   ----------    ----------    ----------

OPERATING EXPENSES:
    Professional services                                              34,678        35,268        44,081
    Directors' fees                                                     6,750         6,000         5,750
    Other expenses                                                     18,055         5,111        10,352
                                                                   ----------    ----------    ----------

TOTAL OPERATING EXPENSES                                               59,483        46,379        60,183
                                                                   ----------    ----------    ----------

NET INVESTMENT INCOME                                                  94,093       104,576        79,591

NET GAIN (LOSS) ON INVESTMENTS:
    Realized loss on disposition of bonds                              (3,983)       (8,699)            -
    Unrealized appreciation (depreciation) of investments              92,460        14,228      (102,303)
                                                                   ----------    ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS                                         88,477         5,529      (102,303)
                                                                   ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                      $  182,570    $  110,105    $  (22,712)
                                                                   ==========    ==========    ==========


            UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX MONTHS ENDED JUNE 30
                                                                   --------------------------------------
                                                                      2001          2000          1999
                                                                   ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income                                          $   94,093    $  104,576    $   79,591
    Realized loss on disposition of bonds                              (3,983)       (8,699)            -
    Unrealized appreciation (depreciation) of investments              92,460        14,228      (102,303)
                                                                   ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                         182,570       110,105       (22,712)

DIVIDENDS TO SHAREHOLDERS FROM NET
    INVESTMENT INCOME                                                  98,549        94,070        98,549
                                                                   ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS                                  84,021        16,035      (121,261)

NET ASSETS, BEGINNING OF PERIOD                                     7,665,786     7,478,740     7,647,518
                                                                   ----------    ----------    ----------

NET ASSETS, END OF PERIOD, including undistributed
    net investment income of $183,524, $200,575
    and $171,104 respectively                                      $7,749,807    $7,494,775    $7,526,257
                                                                   ==========    ==========    ==========

                           SCIOTO INVESTMENT COMPANY

          Fifth Third Securities, Inc. Account Portfolio Summary, in
          ----------------------------------------------------------
                    Alphabetical Sequence, on June 30, 2001
                    ---------------------------------------

Face Amount                                                          Current       Market      Est Annual    Est       Acct
Quantity            Description                        Symbol         Price        Value         Income     Yeild      Type
---------------------------------------------------------------------------------------------------------------------------
200,000       AKRON OHIO SWR SYS REV                OHI010086CQ7     100.594     201,188.00     8,000.00    3.97%      Cash
              BOOK ENTRY ONLY FGIC
              4% 12/01/01

300,000       BARBERTON OHIO CITY SCH DIST          OHI067203BV0     102.909     308,727.00    13,050.00    4.22%      Cash
              BOOK ENTRY ONLY FGIC
              4.35% 11/01/04

100,000       BIG WALNUT OHIO LOC SCH DIST D        OHIO89707FX6     100.699     100,699.00     4,200.00    4.17%      Cash
              BOOK ENTRY ONLY AMBAC BNKQL
              4.2% 12/01/01

255,000       CINCINNATI OHIO BOOK ENTRY ONL        CIOH5118%06      106.515     271,613.25    13,068.75    4.81%      Cash
              @ 101.648 TO YLD 4.83% UT N/C
              5.125% 12/01/06

650,000       CLEVELAND OHIO MBIA BOOK ENTRY        CLOH3.70%01      100.271     651,761.50    24,050.00    3.69%      Cash
              REOF @ PAR UT N/C
              3.7% 10/01/01

200,000       COLUMBUS OHIO MUN ARPT AUTH RE        OHI199521AW5     101.692     203,384.00     9,000.00    4.42%      Cash
              BOOK ENTRY ONLY AMBAC
              4.5% 01/01/03

300,000       CUYAHOGA CNTY OHIO CAP IMPT BO        CUOH5%03         104.332     312,996.00    15,000.00    4.79%      Cash
              ONLY REOF @ 101.421 TO YLD 4.5
              5% 12/01/03

300,000       DAYTON OHIO G/O FGIC                  DAOH3.60%01      100.426     301,278.00    10,800.00    3.58%      Cash
              BOOK ENTRY ONLY N/C
              3.6% 12/01/01

300,000       DAYTON OHIO G/O FGIC                  DAOH3.65%02      101.239     303,717.00    10,950.00    3.60%      Cash
              BOOK ENTRY ONLY N/C
              3.65% 12/01/02

200,000       HAMILTON OHIO WASTEWTR SYS REV        OHI407837AZ6     102.718     205,436.00     8,600.00    4.18%      Cash
              BOOK ENTRY ONLY
              4.3% 10/15/04

300,000       HILLIARD OHIO SCH DIST SCH IMP        HIOH5.15%07      106.740     320,220.00    15,450.00    4.82%      Cash
              ENTRY ONLY REOF @ PART UT N/C
              5.15% 12/01/07

300,000       HILLIARD OHIO SCH DIST SCH IMP        HIOH5.20%08      107.117     321,351.00    15,600.00    4.85%      Cash
              ENTRY ONLY REOF @ PAR UT N/C
              5.2% 12/01/08

200,000       LAKEWOOD OHIO CITY SCH DIST RF        LAOH0%09          68.950     137,900.00                            Cash
              BOOK ENTRY ONLY CAP APPREC REO
              0% 12/01/09

100,000       LEBANON OHIO MTG SWR SYS REV F        LEOH4%01         100.594     100,594.00     4,000.00    3.97%      Cash
              AMBAC BOKO ENTRY ONLY REOF @ 10
              4% 12/01/01

200,000       LOCKLAND OHIO CITY SCH DIST RF        OCOH4.80%04      104.587     209,174.00     9,600.00    4.58%      Cash
              IMPT & AMBAC BOOK ENTRY ONLY REO
              4.8% 12/01/04

300,000       MAHONING CNTY OHIO REF-SER B          MAOH41/2%03      103.032     309,096.00    13,500.00    4.36       Cash
              OBLIGATION LTD FIXED OID REOF
              4.5% 12/01/03

200,000       MONTGOMERY CNTY OHIO GTR MORAI        MOOH4.90%01      100.397     200,794.00     9,800.00    4.88%      Cash
              BEAVER CREEK SWR REV RFDG FGIC
              4.9% 09/01/01

300,000       OHIO ST PUB FACS COMMN RFDG HI        OIOH4.50%03      103.008     309,024.00    13,500.00    4.36%      Cash
              CAP FACS SER II-A BOOK ENTRY O
              4.5% 12/01/03

                           SCIOTO INVESTMENT COMPANY

   Fifth Third Securities, Inc. Account Portfolio Summary, in Alphabetical
   -----------------------------------------------------------------------
                          Sequence, on June 30, 2001
                          --------------------------

Face Amount                                                      Current        Market       Est Annual     Est      Acct
Quantity          Description                      Symbol         Price          Value         Income      Yield     Type
-------------------------------------------------------------------------------------------------------------------------
300,000         OHIO ST PUB FACS COMMN HIGHER     OHOH4%06       100.763       302,289.00     12,000.00     3.96%     Cash
                FACS SER II C FSA BOOK ENTRY O
                4% 06/01/06

200,000         OHIO ST PUB FACS COMMN HIGHER     OHOH4.1%07     100.605       201,210.00      8,200.00     4.07%     Cash
                FACS SER II FSA BOOK ENTRY O
                4.1% 06/01/07

900,000         OHIO ST. UNIV. GEN RCPTS SER A B  OHOH5.00%09    104.992       944,928.00     45,000.00     4.76%     Cash
                ONLY REOF@ 99.533 TO YLD 5.06%
                5% 12/01/09

300,000         UNIVERSITY CINCINNATI OHIO CTF    OH1914116CS5   102.912       308,736.00     13,200.00     4.27%     Cash
                BOOK ENTRY ONLY MBIA
                4.4% 12/01/05

170,000         WARRENSVILLE HEIGHTS OHIO CITY    WAOH4.85%05    104.943       178,403.10      8,245.00     4.62%     Cash
                SCH IMPT FGIC BOOK ENTRY ONLY
                4.85% 12/01/05

300,000         WESTERVILLE OHIO CITY SCH DIST    WEOH33/4%05    100.359       301,077.00     11,250.00     3.73%     Cash
                2001 BOOK ENTRY ONLY REOF @ PA
                3.75% 12/01/05

100,000         WOOSTER OHIO CITY SCH DIST        OHI981100FC9   102.141       102,141.00      4,300.00     4.20%     Cash
                BOOK ENTRY ONLY
                4.3% 12/01/02

150,000         WORTHINGTON OHIO-BOOK ENTRY       WOOH4%06       101.335       152,002.50      6,000.00     3.94%     Cash
                REOF @ 100.798 TO YLD 3.84% LT
                4% 12/01/06

150,000         WORTHINGTON OHIO-BOOK ENTRY       W00H4%08        99.745       149,617.50      6,000.00     4.01%     Cash
                O.I.D. REOF @99.347 TO YLD 4.1
                4% 12/01/08

----------                                                                     ----------
$7,275,000                                                                     $7,409,357
==========                                                                     ==========

                           SCIOTO INVESTMENT COMPANY
 Bond Listing Under the 5-25-50% Rule of Internal Revenue code Sec. 851(b)(3)
                                 June 30, 2001

Total Asset Value                             $7,764,181

5% of Total Asset Value                       $  388,209
25% of Total Asset Value                      $1,941,045
50% of Total Asset Value                      $3,882,091

                                                 Market        Percentage of Total
Bond Issuer                                      Value             Asset Value
CLEVELAND OHIO MBIA                             $651,762              8.39%

DAYTON OHIO G/O FGIC                             301,278              3.88%
DAYTON OHIO G/O FGIC                             303,717              3.91%
----------------------------------------------------------------------------------
TOTAL DAYTON OHIO G/O FGIC                       604,995              7.79%

HILLIARD OHIO SCH DIST SCH IMP                   320,220              4.12%
HILLIARD OHIO SCH DIST SCH IMP                   321,351              4.14%
----------------------------------------------------------------------------------
TOTAL HILLIARD OHIO SCH DIST SCH IMP             641,571              8.26%

OHIO ST PUB FACS COMMN RFDG HI                   309,024              3.98%
OHIO ST PUB FACS COMMN HIGHER                    302,289              3.89%
OHIO ST PUB FACS COMMN HIGHER                    201,210              2.59%
----------------------------------------------------------------------------------
TOTAL OHIO ST PUB FACS COMMN                     812,523             10.47%

OHIO ST UNIV GEN RCPTS SER A B                   944,928             12.17%

Total Percentage of Total Asset Value for the Above Listed Bonds: 47.08%

SCIOTO INVESTMENT COMPANY
Listing of Bonds Held in Portfolio as of June 30, 2001 by Maturity Date

                                                  FACE     COUPON     PURCHASE    MATURITY    MATURITIES
SECURITY                                        AMOUNT       RATE         DATE        DATE      PER YEAR
--------------------------------------------------------------------------------------------------------
MONTGOMERY CNTY OHIO GTR MORAI                 200,000      4.90%      12/8/98      9/1/01
CLEVELAND OHIO MBIA                            650,000      3.70%      10/1/98     10/1/01
AKRON OHIO SWR SYS REV                         200,000      4.00%      4/23/98     12/1/01
DAYTON OHIO G/O FGIC                           300,000      3.60%     12/30/98     12/1/01
BIG WALNUT OHIO LOC SCH DIST D                 100,000      4.20%      12/5/97     12/1/01
LEBANON OHIO MTG SWR SYS REV F                 100,000      4.00%      4/12/00     12/1/01     1,550,000
--------------------------------------------------------------------------------------------------------
DAYTON OHIO G/O FGIC                           300,000      3.65%     12/30/98     12/1/02
WOOSTER OHIO CITY SCH DIST                     100,000      4.30%      11/9/98     12/1/02       400,000
--------------------------------------------------------------------------------------------------------
COLUMBUS OHIO MUN ARPT AUTH RE                 200,000      4.50%      3/16/98      1/1/03
OHIO ST PUB FACS COMMN RFDG HI                 300,000      4.50%     11/27/98     12/1/03
MAHONING COUNTY OHIO REF-SER B                 300,000      4.50%     11/29/00     12/1/03
CUYAHOGA CNTY OHIO CAP IMPT                    300,000      5.00%       5/2/01     12/1/03     1,100,000
--------------------------------------------------------------------------------------------------------
HAMILTON OHIO WASTEWTR SYS REV                 200,000      4.30%       2/3/98    10/15/04
BARBERTON OHIO CITY SCH DIST                   300,000      4.35%      3/16/98     11/1/04
LOCKLAND OHIO CITY SCH DIST RF                 200,000      4.80%       5/5/00     12/1/04       700,000
--------------------------------------------------------------------------------------------------------
UNIVERSITY CINCINNATI OHIO CTF                 300,000      4.40%       4/2/98     12/1/05
WARRENSVILLE HEIGHTS OHIO CITY                 170,000      4.85%       5/3/00     12/1/05
WESTERVILLE OHIO CITY SCH DIST                 300,000      3.75%       4/5/01     12/1/05       770,000
--------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER                  300,000      4.00%     12/10/98      6/1/06
CINCINNATI OHIO                                255,000      5.13%       5/1/00     12/1/06
WORTHINGTON OHIO                               150,000      4.00%       5/3/01     12/1/06       705,000
--------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER                  200,000      4.10%     12/10/98      6/1/07
HILLIARD OHIO SCH DIST SCH IMP                 300,000      5.15%      4/12/00     12/1/07       500,000
--------------------------------------------------------------------------------------------------------
HILLIARD OHIO SCH DIST SCH IMP                 300,000      5.20%      4/12/00     12/1/08
WORTHINGTON OHIO                               150,000      4.00%       5/3/01     12/1/08       450,000
--------------------------------------------------------------------------------------------------------
OHIO ST UNIV GEN RCPTS SER A B                 900,000      5.00%      12/1/99     12/1/09
LAKEWOOD OHIO CITY SCH DIST RF                 200,000      0.00%      6/15/01     12/1/09     1,100,000
--------------------------------------------------------------------------------------------------------
TOTALS                                       7,275,000                                         7,275,000

                           SCIOTO INVESTMENT COMPANY

                   SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

     The Company held its 2001 Annual Meeting of Shareholders on Thursday, June 7, 2001. At the meeting, shareholders present in person and by proxy were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 29,603 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), 243,950 were represented; therefore, 273,553 of the common shares representing approximately 70.5% of the total voting power of the Company were represented at the meeting.

     A resolution fixing the number of Directors at seven passed with 2,469,103 votes FOR, 0 votes AGAINST and 0 votes ABSTAINING.

     The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR and votes WITHHELD as indicated below.

           Name                 Votes For     Votes Withheld
           ----                 ---------     --------------

     Stephen Kellough           2,469,103           0
     Marilyn Brown Kellough     2,469,103           0
     Donald C. Fanta            2,469,103           0
     John Josephson             2,469,103           0
     Kent K. Rinker             2,469,103           0
     Paul D. Trott              2,469,103           0
     Joseph L. Churilla, Jr.    2,469,103           0

     A resolution to ratify the selection of Deloitte & Touche LLP as the independent accountants for Scioto Investment Company for the 2001 year passed with 2,469,103 votes FOR, 0 votes AGAINST and 0 votes to ABSTAIN.

                       SUMMARY OF THE PENN TRAFFIC MATTER

     As described in Note 3 (repeated below) to the Company's Audited Annual Report for the year ended December 31, 2000, the Company could be liable for the payment of certain non-cancelable lease obligations should The Penn Traffic Company (a Delaware corporation), a lessee under certain applicable lease agreements, fail to pay the required rents. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic's Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for: $100 million of new senior notes; new shares of common stock; and warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

     3. SALE OF COMPANY ASSETS, CHANGES IN BUSINESS, AND LEASE LIABILITIES UNDERTAKING

          Prior to August 30, 1976, the Company operated a chain of 54 supermarkets and 12 discount department stores in Ohio, West Virginia, and Kentucky in leased premises. On June 30, 1976, the Company and each of its subsidiaries (the "Company") entered into an Agreement of Sale, pursuant to which substantially all of the assets of the Company were sold for $33.00 per Class A and Class B common share cash and assumption of all of the liabilities of the Company, however, the Company remains contingently liable for non-cancelable leases entered into previously* that are still in effect. The Company would only be required to make payments under these leases in the event of non-payment of rent by the existing tenant, The Penn Traffic Company ("Penn" a Delaware Corporation, Federal ID #25-0716800, which acquired the Big Bear Stores Company, a Delaware Corporation, Federal ID #31-0888208), during an existing exercised option period.

          Subsequent to the sale consummation on August 30, 1976, the Company's subsidiaries were liquidated and merged into the Company, and the Company's name was changed from Big Bear Stores Company, an Ohio corporation, to Scioto Investment Company, an Ohio corporation (Federal ID #31-4128470).

          As indicated above, the Company remains contingently liable for non-cancelable leases entered into prior to the date of sale of substantially all of the assets of the Company on August 30, 1976. At December 31, 2000, the remaining minimum future lease rental commitments during the non-cancelable lease terms are approximately $3,087,000 ($2,940,000 at December 31, 1999) and the total of the non-
          cancelable leases plus total option periods minimum future lease rental commitments are approximately $11,507,000 ($13,840,000 at December 31, 1999), before considering any offsetting rental income the Company might receive if the Company subsequently directly leases the property to other parties. These non-cancelable leases require approximately $700,000 ($770,000 at December 31, 1999) in annual minimum rentals at December 31, 2000.

          In December 1998 Penn defaulted on its debt obligations. Subsequently, Penn reached an agreement with its creditors and implemented the restructuring plan. Based upon the current circumstances and available information, no losses have been recorded by the Company or any claims submitted to the Company. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic's Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for: $100 million of new senior notes; new shares of common stock; and warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

*Prior to August 30, 1976.

     In April 1989, Penn Traffic acquired Big Bear Stores Company ("Big Bear"), a leading food retailer in Ohio, West Virginia, and Kentucky. In April 1993, Big Bear was merged into the Penn Traffic Company.